Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
2021 (4th quarter of 2021)	$35,885
2022	143,541
2023	143,541
2024	143,541
2025	143,541
2026	143,541
2027	107,656
Total lease payments	$861,246